Restatement of Financial Statements (Details) - Schedule of statements of cash flows - USD ($)	2 Months Ended	3 Months Ended		5 Months Ended		12 Months Ended
	Sep. 30, 2020	Mar. 31, 2021	Mar. 31, 2020	Dec. 31, 2020	Dec. 31, 2020	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Statement of Cash Flows
Net loss		$ (52,162,000)	$ (24,825,000)			$ (127,007,000)	$ (101,552,000)	$ (91,622,000)
Net cash used in operating activities		(15,749,000)	(16,255,000)			(76,070,000)	(97,294,000)	(103,679,000)
Net cash used in investing activities		(63,755,000)	32,564,000			(54,525,000)	(35,227,000)	(34,650,000)
Net cash provided by financing activities		1,903,000	$ 10,390,000			$ 200,643,000	$ 83,196,000	$ 176,630,000
ArcLight
Statement of Cash Flows
Net loss		(77,013,454)		$ (33,707,942)	$ (33,707,942)
Net cash used in operating activities		$ (781,841)		(543,727)
Net cash used in investing activities				(277,500,000)
Net cash provided by financing activities				278,917,609
As Previously Reported | ArcLight
Statement of Cash Flows
Net loss	$ (63,748)			(1,284,331)
Adjustment to reconcile net loss to net cash used in operating activities	48,298			740,604
Net cash used in operating activities	(15,450)			(543,727)
Net cash used in investing activities	(277,500,000)			(277,500,000)
Net cash provided by financing activities	279,500,100			278,917,609
Net change in cash	1,984,650			873,882
Restatement Adjustment | ArcLight
Statement of Cash Flows
Net loss	536,389			(32,423,611)
Adjustment to reconcile net loss to net cash used in operating activities	(536,389)			32,423,611
Net cash used in operating activities	0			0
Net cash used in investing activities	0			0
Net cash provided by financing activities	0			0
Net change in cash	0			0
As Restated | ArcLight
Statement of Cash Flows
Net loss	472,641			(33,707,942)
Adjustment to reconcile net loss to net cash used in operating activities	(488,091)			33,164,215
Net cash used in operating activities	(15,450)			(543,727)
Net cash used in investing activities	(277,500,000)			(277,500,000)
Net cash provided by financing activities	279,500,100			278,917,609
Net change in cash	$ 1,984,650			$ 873,882